Equity (Tables)	6 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Classes of Share Capital
Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held

(millions of shares or other equity instruments and millions of Canadian dollars)	For the three months ended				For the six months ended
	April 30, 2022		April 30, 2021		April 30, 2022		April 30, 2021
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,818.8	$23,170	1,818.5	$22,645	1,823.9	$23,066	1,816.1	$22,487
Proceeds from shares issued on exercise of stock options	0.1	14	0.7	44	1.3	90	1.6	90
Shares issued as a result of dividend reinvestment plan	1.3	114	1.2	101	2.5	236	2.7	213

Purchase of shares for cancellation and other	(13.5)	(171)	–	–	(21.0)	(265)	–	–
Balance as at end of period – common shares	1,806.7	$23,127	1,820.4	$22,790	1,806.7	$23,127	1,820.4	$22,790
Preferred Shares and Other Equity Instruments

Preferred Shares – Class A
Balance as at beginning of period	158.0	$3,950	226.0	$5,650	158.0	$3,950	226.0	$5,650
Issue of shares1	0.8	850	–	–	0.8	850	–	–
Redemption of shares	–	–	(28.0)	(700)	–	–	(28.0)	(700)

Balance as at end of period	158.8	$4,800	198.0	$4,950	158.8	$4,800	198.0	$4,950

Other Equity Instruments 2
Balance as at beginning and end of period	1.8	$1,750	–	$–	1.8	$1,750	–	$–

Balance as at end of period – preferred shares and other equity instruments	160.6	$6,550	198.0	$4,950	160.6	$6,550	198.0	$4,950
Treasury – common shares 3
Balance as at beginning of period	2.3	$(188)	2.5	$(171)	1.9	$(152)	0.5	$(37)
Purchase of shares	30.7	(3,088)	33.4	(2,688)	61.2	(6,024)	78.1	(5,833)

Sale of shares	(30.2)	3,033	(34.2)	2,736	(60.3)	5,933	(76.9)	5,747
Balance as at end of period – treasury – common shares	2.8	$(243)	1.7	$(123)	2.8	$(243)	1.7	$(123)
Treasury – preferred shares and other equity instruments 3
Balance as at beginning of period	0.2	$(6)	0.2	$(4)	0.1	$(10)	0.1	$(4)
Purchase of shares and other equity instruments	0.9	(61)	1.8	(45)	1.7	(90)	3.3	(79)

Sale of shares and other equity instruments	(0.9)	54	(1.8)	44	(1.6)	87	(3.2)	78
Balance as at end of period – treasury – preferred shares and other equity instruments	0.2	$(13)	0.2	$(5)	0.2	$(13)	0.2	$(5)

1
Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares Non-Viability Contingent Capital, Series 27 (the “Series 27 Shares”) were issued by the Bank on April 4, 2022, at a price of
 $1,000
per share, with semi-annual non-cumulative cash dividends on these shares, if declared, payable at a per annum rate of
 5.75% for the initial period ending October 31, 2027. Thereafter, the dividend rate will reset every five years equal to the then five-year Government of Canada bond yield plus 3.317%. The Series 27 Shares are redeemable by the Bank, subject to regulatory approval, at $
1,000
per share during the period from
October 2, 2027
to and including October 31, 2027, and during the period from October 1 to and including October 31 every 5th year thereafter.

2	Consists of Limited Recourse Capital Notes (LRCNs). For LRCNs, the number of shares represents the number of notes issued.
3	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.